COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future minimum rental commitments under non-cancelable operating leases, are as follows:

Year ending December 31,

2013	$5,375
2014	5,231
2015	4,991
2016	5,179
2017	4,748

Total minimum lease payments *)	$25,524

*)	Minimum payments have been reduced by minimum sublease rental of $ 1,399 due in the future under non-cancelable subleases.